Lease (Tables)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Lease [Abstract]
Schedule of Operating Leases

The balances and other information for the operating leases where we are the lessee are presented as follows within our consolidated balance sheets:

	As of June 30,
	2025	2024
Operating lease right-of-use assets	180,865	8,758
Lease liabilities – current	75,304	—
Lease liabilities – non-current	98,823	—
Total operating lease liabilities	$174,127	$—
	As of June 30,
	2025	2024
Weighted discount rate for the operating lease	10%	10%
Weighted average remaining lease term	24 months	2 months

The components of lease expense are as follows within our consolidated statements of operations:

	For the year ended June 30,
	2025	2024
Operating lease expense(i)	66,498	53,172
Cash paid for operating lease	97,335	79,127
Right-of-use assets obtained in exchange for operating lease liabilities	—	—

(i)      Operating lease expense includes short-term leases and variable lease costs.

The balances and other information for the operating leases where we are the lessee are presented as follows within our consolidated balance sheets:

	As of June 30,
	2024	2023
Operating lease right-of-use assets	8,758	57,884
Lease liabilities – current	—	42,352
Lease liabilities – non-current	—	9,528
Total operating lease liabilities	$—	$51,880
	As of June 30,
	2024	2023
Weighted discount rate for the operating lease	10%	10%
Weighted average remaining lease term	2 months	14 months

The components of lease expense are as follows within our consolidated statements of operations:

	As of June 30,
	2024	2023
Operating lease expense(i)	53,172	44,970
Cash paid for operating lease	79,127	62,716
Right-of-use assets obtained in exchange for operating lease liabilities	—	—

(i)      Operating lease expense includes short-term leases and variable lease costs. We received a COVID-19 rent concession of US$8,112 and recognized as a reduction of operating lease expense for the year ended June 30, 2023.

Schedule of Future Minimum Payments of the Lease	The following is a schedule of future minimum payments of the lease:
For the six months ended December 31,	Amount
2026	97,234
2027	94,630
2028	10,998
Total lease payments	$202,862
The following is a schedule of future minimum payments of the lease:
For the year ended June 30,	Amount
2025	85,448
2026	63,376
2027	63,376
2028	10,563
Total lease payments	$222,763